Significant basis of preparation and accounting policies_Effect on retained earnings at date of initial application of IFRS 9 (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 KRW (₩)
Disclosure of effect on retained earnings at date of initial application of IFRS9 [Abstract]
Balance as of December 31, 2017 (prior to IFRS 9)	₩ 15,620,006	₩ 17,124,657	$ 15,387,418	₩ 14,611,566
Changes in amount due to reclassification [Abstract]
Reclassification of available-for-sale financial assets to financial assets at FVTPL	152,124
Recognition of expected credit losses of debt instruments at FVTOCI	(4,293)
Reclasification of available for sale financial assets(equity securities) to financial assets at FVTOCI	397,508
Effect on revaluation of financial assets at amortized cost from loan and receivables or AFS financial assets	282
Recognition of expected credit losses of financial assets at amortized cost which were previously loan and receivables	(240,683)
Effect on provision for guarantees and unused commitments on liabilities	(48,548)
Effect on changes in credit risk of financial liabilities at fair value through profit or loss designated as upon initial recognition	133
Others	(4,950)
Income tax effect	(74,482)
Adjustments	177,091
Balance as of January 1, 2018 (based on IFRS 9)	₩ 15,797,097